EMPLOYEE BENEFIT PLANS (Components of Regulatory Assets and Accumulated Other Comprehensive Loss Not Recognized as Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plan, Defined Benefit [Member]
Pension And Other Employee Benefit Plans [Line Items]
Net Loss	$ 118	$ 74
Prior Service Cost (Benefit)	4	0
Other Retiree Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
Net Loss	11	6
Prior Service Cost (Benefit)	$ (2)	$ (2)